Noncontrolling Interests - Additional Information (Details)	12 Months Ended
	Dec. 31, 2013 Buyout	Dec. 31, 2011 Buyout
Minority Interest [Line Items]
Buyout of Noncontrolling Interest	0	2
Minimum
Minority Interest [Line Items]
Ownership interests in various joint ventures	51.00%
Maximum
Minority Interest [Line Items]
Ownership interests in various joint ventures	99.00%